1900 K Street, NW Washington, DC 20006-1110 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com
Philip T. Hinkle philip.hinkle@dechert.com +1 202 261 3460 Direct +1 202 261 3050 Fax

July 7, 2015

VIA EDGAR

Securities and Exchange Commission

100 F Street NE

Washington, D.C. 20549

Re:	Eagle Point Credit Company Inc.

Ladies and Gentlemen:

On behalf of Eagle Point Credit Company Inc. (the “Registrant”), a closed-end management investment company, electronically transmitted for filing is the Registrant’s initial registration statement on Form N-2 under the Investment Company Act of 1940, as amended, and Securities Act of 1933, as amended, to register notes of the Registrant. Registration fees in the amount of $116.20 have been submitted in connection with this filing.

Please direct any questions concerning the filing to the undersigned at (202) 261-3460 or Thomas J. Friedmann at (617) 728-7120.

Very truly yours,

/s/ Philip T. Hinkle